Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	21,245,263
Proposed Maximum Offering Price per Unit	9.3125
Maximum Aggregate Offering Price	$ 197,846,511.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,322.61
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers shares of common stock, par value $0.0001 per share (“Common Stock”), of Ondas Inc. pursuant to Ondas Inc.’s restricted stock unit inducement awards to 58 new employees. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $9.3125 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the Nasdaq Stock Market on May 22, 2026.